Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2012
Drilling rigs [Abstract]
Drilling rigs

(In US$ millions)	December 31, 2012	December 31, 2011
Cost	2,297.0	1,453.7
Accumulated depreciation	(194.0)	(119.1)
Net book value	2,103.0	1,334.6